UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vontobel Asset Management, Inc.
Address: 450 Park Avenue 7th Floor
         New York, NY  10022

13F File Number:  28-4490

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph Mastoloni
Title:     Vice President/Chief Compliance Officer
Phone:     212-415-7051

Signature, Place, and Date of Signing:

     Joseph Mastoloni     New York, NY     May 15, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     54

Form13F Information Table Value Total:     576110

List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name

1    28-4490                       Vontobel Asset Management, Inc.

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                                                     FORM 13F INFORMATION TABLE
                               TITLE
                               OF                            VALUE  SHARES/ SH/ PUT/  INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER                 CLASS                CUSIP (x$1000)  PRN AMT PRN CALL  DSCRETN MANAGERS        SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ----- ------- ----------- -------- -------- --------
Altria Group Inc               COM              02209S103     9255   130605 SH        SOLE                  130605
America Movil SA DE CV         SPON ADR L SHS   02364W105    31315  1245400 SH        SOLE                 1245400
American Express Co.           COM              025816109     5155    98075 SH        SOLE                   98075
American Intl Group Inc.       COM              026874107    22680   343122 SH        SOLE                  343122
Banco Itau Hldg. Financiera S  SP ADR 500 PFD   059602201      760    25475 SH        SOLE                   25475
Banco Latinoamericano          CL E             P16994132     8820   518300 SH        SOLE                  518300
Bank of America Corporation    COM              060505104     6520   144234 SH        SOLE                  144234
Berkshire Hathaway Inc. Del    CL A             084670108    39030      432 SH        SOLE                     432
Berkshire Hathaway Inc. Del    CL B             084670207    21970     7293 SH        SOLE                    7293
Block H&R Inc.                 COM              093671105     6670   308124 SH        SOLE                  308124
BP PLC                         SPONSORED ADR    055622104     4215    61150 SH        SOLE                   61150
Cadbury Schweppes PLC          SPON ADR         127209302    13340   333509 SH        SOLE                  333509
Chunghwa Telecom Co. Ltd.      SPONSORED ADR    17133Q205    26670  1361300 SH        SOLE                 1361300
Cincinnati Finl Corp.          COM              172062101     6330   150383 SH        SOLE                  150383
Coca Cola Co.                  COM              191216100     6095   145551 SH        SOLE                  145551
Coca-Cola Femsa SA  De CV      SPON ADR REP L   191241108     8835   266100 SH        SOLE                  266100
Diageo PLC                     Spon ADR New     25243Q205    13560   213816 SH        SOLE                  213816
Entercom Communications        CL. A            293639100    10100   361808 SH        SOLE                  361808
Federal Home Loan Mortgage     COM              313400301    42225   692195 SH        SOLE                  692195
Federal National Mortgage Ass. COM              313586109    20005   389199 SH        SOLE                  389199
Fifth Third Bancorp            COM              316773100    15790   400511 SH        SOLE                  400511
Fisher Scientific Intl. Inc.   COM NEW          338032204     7510   110391 SH        SOLE                  110391
Gannett Inc                    COM              364730101     9370   156355 SH        SOLE                  156355
General Mills Inc.             COM              370334104     9335   184189 SH        SOLE                  184189
Golden West Finl Corp. Del     COM              381317106    12430   183065 SH        SOLE                  183065
HCA Inc.                       COM              404119109     5820   127099 SH        SOLE                  127099
HDFC Bank LTD.                 ADR REPS 3 SHS   40415F101    36890   676925 SH        SOLE                  676925
Health Management Associates   New COM          421933102     8130   376875 SH        SOLE                  376875
HSBC Hldgs PLC                 SPON ADR NEW     404280406      655     7800 SH        SOLE                    7800
Imperial Tobacco Group PLC     SPONSORED ADR    453142101      650    10800 SH        SOLE                   10800
Infosys Technologies LTD       SPONSORED ADR    456788108     3100    39800 SH        SOLE                   39800
International Game Technology  COM              459902102     2625    74529 SH        SOLE                   74529
Johnson & Johnson              COM              478160104    16330   275767 SH        SOLE                  275767
Liz Claiborne Inc              COM              539320101    10710   261326 SH        SOLE                  261326
Markel Corp                    COM              570535104     1720     5098 SH        SOLE                    5098
Millea Holdings Inc            ADR              60032R106     1375    13940 SH        SOLE                   13940
Mobile Telesystems OJSC        SPONSORED ADR    607409109     3080    93100 SH        SOLE                   93100
Mohawk Industries Inc.         COM              608190104    11440   141693 SH        SOLE                  141693
News Corp Ltd                  CL. B            65248E203    17390   990300 SH        SOLE                  990300
News Corp Ltd                  CL. A            65248E104      580    34800 SH        SOLE                   34800
Novartis AG                    SPONSORED ADR    66987V109    20170   363780 SH        SOLE                  363780
Old Republic International     COM              680223104     1040    47493 SH        SOLE                   47493
Open JT STK Co - Vimpel Commun SPONSORED ADR    68370R909     2790    64800 SH        SOLE                   64800
Pfizer Inc                     COM              717081103     3010   120759 SH        SOLE                  120759
Procter & Gamble Co            COM              742718109      830    14402 SH        SOLE                   14402
Reynolds American Inc          COM              761713106     1400    13260 SH        SOLE                   13260
Saga Communications            CL. A            786598102     8830   912761 SH        SOLE                  912761
Signet Group PLC               SP ADR REP 30S   82668L872    10740   565919 SH        SOLE                  565919
Tesco Corp                     COM              88157K101      750    43634 SH        SOLE                   43634
TJX Companies Inc.             COM              872539101    10415   419663 SH        SOLE                  419663
Toyota Motor Corp              SP ADR REP 2 COM 891331307     2140    19620 SH        SOLE                   19620
Wal Mart Stores Inc            COM              931142103    15110   319806 SH        SOLE                  319806
Walgreen Co                    COM              931422109      660    15325 SH        SOLE                   15325
Wells Fargo & Co. Del.         COM              949740104    19745   309110 SH        SOLE                  309110
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